CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash	$ 28,003,240	$ 0
Prepaid expenses and other current assets	299,666	0
Total Current Assets	28,302,906	0
Deferred offering costs	0	100,346
Marketable securities held in Trust Account	828,117,255	0
Total Assets	856,420,161	100,346
Current Liabilities
Accrued expenses	4,934,643	0
Accrued offering costs	0	100,346
Advance from related party	193,137	17,631
Due to Investors	27,999,990	0
Promissory note—related party	806,208	0
Total Current Liabilities	33,933,978	117,977
Deferred underwriting fee payable	28,980,000	0
Total Liabilities	62,913,978	117,977
Commitments
Shareholders' Equity (Deficit)
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding	0	0
Additional paid-in capital	11,760,012	0
Accumulated deficit	(6,762,471)	(17,631)
Total Shareholders' Equity (Deficit)	5,000,007	(17,631)
Total Liabilities and Shareholders' Equity (Deficit)	856,420,161	100,346
Class A Common Stock
Current Liabilities
Class A ordinary shares subject to possible redemption, 78,727,446 and no shares at redemption value at December 31, 2020 and 2019, respectively	788,506,176	0
Shareholders' Equity (Deficit)
Common Stock, Value, Issued	396	0
Class B Common Stock
Shareholders' Equity (Deficit)
Common Stock, Value, Issued	$ 2,070	$ 0